Income Tax Expense - Schedule of Income Before Income Tax Expense (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Before Income Tax Expense [Line Items]
Total	¥ 48,288,519	¥ 205,634,579	¥ 172,584,054
Cayman Islands [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	(6,407,208)	(9,006,814)	(477,322)
BVI [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	10,672,841	4,407,292	(20,803)
Hong Kong [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	2,344,219	(1,168,618)	2,773,547
PRC [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	¥ 41,678,667	¥ 211,402,719	¥ 170,308,632